IR PASS-THROUGH CORP.
                                   c/o NorthStar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830


Integrated ARROS Fund I (the "Fund")

October, 1998

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1998. As you are aware, the Fund's investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee at (800) 735-7777.

Sincerely,


Integrated ARROS Fund I
By:   IR Pass-through Corporation, Sponsor

                             Integrated ARROs Fund I
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (unaudited)



Assets

Cash ........................................................        $   233,622

Investment in payment obligations, at
   minimum termination value (cost $2,771,874) ..............         10,455,358
                                                                     -----------


Total Assets ................................................         10,688,980
                                                                     ===========


Liabilities

Distributions payable .......................................            233,622
                                                                     -----------


Net Assets ..................................................        $10,455,358
                                                                     ===========


Net Asset Value per unit (2,771 units outstanding) ..........        $  3,773.15
                                                                     ===========

                       See notes to financial statements.

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 1998
                                   (unaudited)



Investment income:


Interest and discount earned                                           $ 693,775
                                                                       =========

                       See notes to financial statements.


                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 1998
                                   (unaudited)



Decrease in net assets from operations:

Net investment income .......................................      $    693,775
                                                                   ------------

Net increase in net assets resulting from operations ........           693,775

Total declared as distributions to Unitholders ..............        (1,764,610)
                                                                   ------------

Net decrease in net assets ..................................        (1,070,835)


Net Assets:

Beginning of period .........................................        11,526,193
                                                                   ------------

End of period ...............................................      $ 10,455,358
                                                                   ============

                       See notes to financial statements.

1.       GENERAL

         The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1997, which is herein incorporated by reference.

         The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.


2.       SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.


3.       CONFLICTS OF INTEREST

         IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio").

         Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company LLC, as successor to Wexford Management LLC, provides administrative services to Presidio, who in turn provides services to the Fund.


4.       COMMITMENTS AND CONTINGENCIES

         The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such equal costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund has been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $12,449 in expenses from the proceeds of July 1998 payment obligations received.


5.       DISTRIBUTION PAYABLE

         The Sponsor declared a $233,622 ($84.31 per unit) distribution payable to unitholders of record as of June 30, 1998. Such distribution was paid on July 15, 1998.


6.       SIGNIFICANT TRANSACTIONS

         In May 1996, the tenant of the Hunstville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway sale proceeds and any interest earned thereon were reflected as a receivable from the Trustee in previously issued financial statements. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

         Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates (one of the Partnerships) in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

         The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall is to be repaid from cash flow generated by Elway after the payment of the reduced payments to the Fund.

                             Integrated ARROs Fund I
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data



                                             Six Months Ended      Year Ended
                                               June 30, 1998    December 31, 1997
Per Unit Operating Performance                  (unaudited)         (audited)
------------------------------                --------------     --------------
Net asset value, beginning of period ....     $     4,159.59     $     3,920.28

Net investment income ...................             250.37             459.69

Distributions from net investment income
   and partial prepayments ..............            (636.81)           (220.38)
                                              --------------     --------------

Net asset value, end of period ..........     $     3,773.15     $     4,159.59
                                              ==============     ==============

Total investment return .................     $       250.37     $       459.69
                                              ==============     ==============


Ratios/Supplemental Data
------------------------

Net assets, end of period ...............     $   10,455,358     $   11,526,225

Ratio of expenses to average net assets .                N/A                N/A

Ratio of net investment income to
   average net assets ...................               6.31(1)           11.38%

Portfolio turnover rate .................                N/A                N/A



(1)  Not annualized

                                                       Integrated ARROs Fund I
                                                  Schedule of Portfolio Investments
                                                            June 30, 1998



Partnership/                                                                                                     Discount To
Date Payment                                                          Original    Simple                     Arrive at Minimum
Obligation                    Property              Type of          Principal   Interest      Accrued          Termination
Incurred      Lessee          Location(s)          Property            Amount      Rate        Interest             Amount
--------      ------          -----------          --------            ------      ----        --------             ------
---         ---               ---                   ---               ---          ---        ---                  ---
Walando     Walgreen          Orlando, FL           Office/           $820,000     13.0%      $1,522,463           1,353,779
03/18/81    Company                                 Warehouse
                                                    Building


Santex (2)  Albertson's       Venice, FL            Retail             570,000     17.0%      $1,321,494             863,328
07/01/81    Inc.              Livermore, CA         Facilities


Lando       Albertson's       Portland, OR          Retail             783,451     16.0%      $1,919,163           1,763,801
10/21/81    Inc.              Orlando, FL           Facilities
(amended                      Huntsville, AL
04/15/82)


Denville    Xerox             Lewisville, TX        Plant              963,048     15.0%       2,388,314           2,233,044
12/22/81    Corporation                             Facility
(amended
01/27/84)


Elway       Safeway           Billings, MT          Retail           1,691,602     18.5%       4,121,235           3,795,062
03/18/82    Stores, Inc.      Huntsville, TX  (5)   Facilities              (7)
                              Fort Worth, TX
                              Aurora, CO
                              Mamoth Lakes, CA


Walstaff    Walgreen          Flagstaff, AZ         Warehouse/       1,159,762     16.0%       3,010,318           2,256,621
04/15/82    Arizona                                 Distribution
(amended    Drug Co.                                Building
06/17/82)   (3)


Walcreek    Hercules          Walnut Creek,         Office           1,306,709     18.5%      $3,533,602           2,390,168
08/01/82    Credit Inc.       CA                    Building
(amended    (4)
06/29/83,
12/3/84)
                                                                    ----------               -----------         -----------
                                                                    $7,294,572               $17,816,589         $14,655,803
                                                                    ==========               ===========         ===========

Partnership/
Date Payment                                                       Periodic                       Minimum
Obligation                         Property                     Payment During                  Termination
Incurred          Lessee           Location(s)                   Primary Term (1)                  Amount
--------          ------           -----------                   ----------------                  ------
Walando          Walgreen          Orlando, FL                5/1/96-4/1/06                      $  988,684
03/18/81         Company                                      $11,883/mo



Santex (2)       Albertson's       Venice, FL                 9/1/96-8/1/06                       1,028,166
07/01/81         Inc.              Livermore, CA              $13,342/mo


Lando            Albertson's       Portland, OR               7/1/97-1/1/07                         938,813
10/21/81         Inc.              Orlando, FL                $62,656/semi
(amended                           Huntsville, AL
04/15/82)


Denville         Xerox             Lewisville, TX             8/1/98-7/1/08                       1,118,318
12/22/81         Corporation                                  $12,038/mo
(amended
01/27/84)


Elway            Safeway           Billings, MT               7/1/97-6/1/07                       2,017,775
03/18/82         Stores, Inc.      Huntsville, TX  (5)        $22,027/mo (6)
                                   Fort Worth, TX
                                   Aurora, CO
                                   Mamoth Lakes, CA


Walstaff         Walgreen          Flagstaff, AZ              12/1/98-6/1/03                     1,913,459
04/15/82         Arizona                                      $156,738/semi
(amended         Drug Co.
06/17/82)        (3)


Walcreek         Hercules          Walnut Creek,             10/1/97-9/1/07                      2,450,143
08/01/82         Credit Inc.       CA                        $30,155/mo
(amended         (4)
06/29/83,
12/3/84)
                                                                                               -----------
                                                                                               $10,455,358
                                                                                               ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.
(7) Amount includes a deficiency principle outstanding of $262,560 relating to the Huntsville, Texas economic discontinuance.

                                             INTEGRATED ARROS FUND I
     SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS - JANUARY 1, 1998 THROUGH JUNE 30, 1998
               ACCRUED                      ACCRUED                      ACCRUED                      ACCRUED
   DATE        INTEREST         DATE        INTEREST        DATE         INTEREST        DATE         INTEREST
01-Jan-98     18,566,162     23-Feb-98     18,735,324     17-Apr-98     18,904,487     09-Jun-98     19,073,649
02-Jan-98     18,569,353     24-Feb-98     18,738,516     18-Apr-98     18,907,678     10-Jun-98     19,076,841
03-Jan-98     18,572,545     25-Feb-98     18,741,708     19-Apr-98     18,910,870     11-Jun-98     19,080,033
04-Jan-98     18,575,737     26-Feb-98     18,744,899     20-Apr-98     18,914,062     12-Jun-98     19,083,224
05-Jan-98     18,578,929     27-Feb-98     18,748,091     21-Apr-98     18,917,254     13-Jun-98     19,086,416
06-Jan-98     18,582,120     28-Feb-98     18,751,283     22-Apr-98     18,920,445     14-Jun-98     19,089,608
07-Jan-98     18,585,312     01-Mar-98     18,754,475     23-Apr-98     18,923,637     15-Jun-98     19,092,800
08-Jan-98     18,588,504     02-Mar-98     18,757,666     24-Apr-98     18,926,829     16-Jun-98     19,095,991
09-Jan-98     18,591,696     03-Mar-98     18,760,858     25-Apr-98     18,930,021     17-Jun-98     19,099,183
10-Jan-98     18,594,887     04-Mar-98     18,764,050     26-Apr-98     18,933,212     18-Jun-98     19,102,375
11-Jan-98     18,598,079     05-Mar-98     18,767,242     27-Apr-98     18,936,404     19-Jun-98     19,105,567
12-Jan-98     18,601,271     06-Mar-98     18,770,433     28-Apr-98     18,939,596     20-Jun-98     19,108,758
13-Jan-98     18,604,463     07-Mar-98     18,773,625     29-Apr-98     18,942,788     21-Jun-98     19,111,950
14-Jan-98     18,607,654     08-Mar-98     18,776,817     30-Apr-98     18,945,979     22-Jun-98     19,115,142
15-Jan-98     18,610,846     09-Mar-98     18,780,009     01-May-98     18,949,171     23-Jun-98     19,118,334
16-Jan-98     18,614,038     10-Mar-98     18,783,200     02-May-98     18,952,363     24-Jun-98     19,121,525
17-Jan-98     18,617,230     11-Mar-98     18,786,392     03-May-98     18,955,555     25-Jun-98     19,124,717
18-Jan-98     18,620,421     12-Mar-98     18,789,584     04-May-98     18,958,746     26-Jun-98     19,127,909
19-Jan-98     18,623,613     13-Mar-98     18,792,776     05-May-98     18,961,938     27-Jun-98     19,131,100
20-Jan-98     18,626,805     14-Mar-98     18,795,967     06-May-98     18,965,130     28-Jun-98     19,134,292
21-Jan-98     18,629,997     15-Mar-98     18,799,159     07-May-98     18,968,322     29-Jun-98     19,137,484
22-Jan-98     18,633,188     16-Mar-98     18,802,351     08-May-98     18,971,513     30-Jun-98     19,140,676
23-Jan-98     18,636,380     17-Mar-98     18,805,543     09-May-98     18,974,705
24-Jan-98     18,639,572     18-Mar-98     18,808,734     10-May-98     18,977,897
25-Jan-98     18,642,764     19-Mar-98     18,811,926     11-May-98     18,981,088
26-Jan-98     18,645,955     20-Mar-98     18,815,118     12-May-98     18,984,280
27-Jan-98     18,649,147     21-Mar-98     18,818,310     13-May-98     18,987,472
28-Jan-98     18,652,339     22-Mar-98     18,821,501     14-May-98     18,990,664
29-Jan-98     18,655,531     23-Mar-98     18,824,693     15-May-98     18,993,855
30-Jan-98     18,658,722     24-Mar-98     18,827,885     16-May-98     18,997,047
31-Jan-98     18,661,914     25-Mar-98     18,831,077     17-May-98     19,000,239
01-Feb-98     18,665,106     26-Mar-98     18,834,268     18-May-98     19,003,431
02-Feb-98     18,668,298     27-Mar-98     18,837,460     19-May-98     19,006,622
03-Feb-98     18,671,489     28-Mar-98     18,840,652     20-May-98     19,009,814
04-Feb-98     18,674,681     29-Mar-98     18,843,843     21-May-98     19,013,006
05-Feb-98     18,677,873     30-Mar-98     18,847,035     22-May-98     19,016,198
06-Feb-98     18,681,065     31-Mar-98     18,850,227     23-May-98     19,019,389
07-Feb-98     18,684,256     01-Apr-98     18,853,419     24-May-98     19,022,581
08-Feb-98     18,687,448     02-Apr-98     18,856,610     25-May-98     19,025,773
09-Feb-98     18,690,640     03-Apr-98     18,859,802     26-May-98     19,028,965
10-Feb-98     18,693,832     04-Apr-98     18,862,994     27-May-98     19,032,156
11-Feb-98     18,697,023     05-Apr-98     18,866,186     28-May-98     19,035,348
12-Feb-98     18,700,215     06-Apr-98     18,869,377     29-May-98     19,038,540
13-Feb-98     18,703,407     07-Apr-98     18,872,569     30-May-98     19,041,732
14-Feb-98     18,706,598     08-Apr-98     18,875,761     31-May-98     19,044,923
15-Feb-98     18,709,790     09-Apr-98     18,878,953     01-Jun-98     19,048,115
16-Feb-98     18,712,982     10-Apr-98     18,882,144     02-Jun-98     19,051,307
17-Feb-98     18,716,174     11-Apr-98     18,885,336     03-Jun-98     19,054,499
18-Feb-98     18,719,365     12-Apr-98     18,888,528     04-Jun-98     19,057,690
19-Feb-98     18,722,557     13-Apr-98     18,891,720     05-Jun-98     19,060,882
20-Feb-98     18,725,749     14-Apr-98     18,894,911     06-Jun-98     19,064,074
21-Feb-98     18,728,941     15-Apr-98     18,898,103     07-Jun-98     19,067,266
22-Feb-98     18,732,132     16-Apr-98     18,901,295     08-Jun-98     19,070,457